Reserves for Losses and Adjustment Expenses Short-duration insurance contracts - Reconciliation of Claims Development (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance		$ 3,629.6		$ 3,151.6
Reinsurance recoverable on unpaid losses		4,577.8		4,897.7
Unallocated claims incurred		47.9		41.4
Carbon syndicate reserves		16.7		5.2
Other		0.4		1.6
Liability for unpaid claims and claim adjustment expense, aggregate reconciling items		(396.8)		(338.4)
Losses and loss adjustment expenses	$ 8,201.3	7,810.6	$ 7,770.8	7,710.9	$ 7,611.8	$ 7,165.3
Property Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance		270.8		259.0
Casualty Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance		636.5		457.3
Marine, Aviation and Energy Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance		194.5		163.7
Financial and Professional Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance		837.6		671.9
Insurance lines
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance		1,939.4		1,551.9
Reinsurance recoverable on unpaid losses		2,821.6		2,907.8
Property Catastrophe and Other Property Reinsurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance		562.3		677.9
Casualty Reinsurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance		733.6		571.6
Specialty Reinsurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance		394.3		350.2
Reinsurance lines
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance		1,690.2		1,599.7
Reinsurance recoverable on unpaid losses		1,756.2		1,989.9
Insurance lines other than short-duration
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other reinsurance balances recoverable		(489.1)		(429.3)
Losses and loss adjustment expenses		$ 27.3		$ 42.7